SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2021	Apr. 30, 2020
Short-term Debt [Line Items]
Accounts Receivable, Allowance for Credit Loss, Current	$ 0		$ 0	$ 0
Inventory, Finished Goods, Gross	3,820,645		1,591,826	663,750
Inventory, Raw Materials and Supplies, Gross	3,441,456		1,777,028	255,894
Capitalized duty and freight	1,566,330		347,362
Inventory Adjustments	250,000		$ 23,000
Goodwill, Impairment Loss	$ 0	$ 0
Finite-Lived Intangible Asset, Useful Life	20 years		20 years
Amortization of Intangible Assets	$ 2,904	0	$ 2,730	0
Impairment of Intangible Assets, Finite-lived	$ 0	$ 0		$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	6,921,299	6,921,299	8,137,859
Finite-Lived Intangible Asset, Expected Amortization, Year Five			$ 5,800
Warrants [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	37,264,721	16,025,000	24,503,107	13,000,000
Make-Whole Provisions [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	244,910	0	21,786	0
Notes Payable [Member]
Short-term Debt [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,666,675	0	0	7,465,811